UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21181

BlackRock Municipal 2020 Term Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2020 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:      December 31, 2007
Date of reporting period:   March 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited) MARCH 31, 2007
BlackRock Municipal 2020 Term Trust (BKK)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.9%
		California—22.9%
$ 12,000		California, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.00%, 11/01/22	11/13 @ 100	$12,645,720
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Cap. Apprec. Proj.,
12,500		Zero Coupon, 1/15/21	01/10 @ 53.346	5,842,500
10,000		Zero Coupon, 1/15/22	01/10 @ 50.177	4,394,200
		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
3,000	[2]	Ser. A-1, 6.625%, 6/01/13	N/A	3,474,870
12,010	[2]	Ser. A-1, 6.75%, 6/01/13	N/A	13,993,091
975	[2]	Ser. A-3, 7.875%, 6/01/13	N/A	1,194,736
1,470	[2]	Ser. A-5, 7.875%, 6/01/13	N/A	1,801,294
20,000	[2]	Ser. B, 5.375%, 6/01/10	N/A	21,059,400
6,865		Riverside Cnty. Asset Leasing Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Riverside
		Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	3,036,664
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, John Muir Hlth.
		Proj., Ser. A, 5.00%, 8/15/22	08/16 @ 100	5,263,500
				72,705,975
		Colorado—1.7%
4,500		E-470 Pub. Hwy. Auth., Cap. Apprec. Hwy. Impvt. Tolls RB, Ser. B, Zero Coupon,
		9/01/22, MBIA	No Opt. Call	2,314,080
3,000		Pk. Creek Met. Dist., Misc. RB, 5.25%, 12/01/25	12/15 @ 101	3,158,160
				5,472,240
		District of Columbia—5.2%
		Dist. of Columbia, Misc. RB, Friendship Pub. Charter Sch., Inc. Proj.,
3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,432,880
2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,924,309
5,000		Met. Washington Arpts. Auth., Port, Arpt. & Marina RB, Ser. C-2, 5.00%, 10/01/24, FSA,
		AMT	10/14 @ 100	5,199,650
4,215		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	No Opt. Call	5,022,088
				16,578,927
		Florida—13.5%
4,690		Bellago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,953,813
3,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	No Opt. Call	3,123,990
4,185		Grand Hampton Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 6.10%, 5/01/24	05/13 @ 101	4,484,353
3,905		Habitat Cmnty. Dev. Dist., Pub. Impvts. SA, 5.80%, 5/01/25	05/14 @ 101	4,089,355
5,475		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,209,417
4,525		Middle Vlg. Cmnty. Dev. Dist., Econ. Impvts. SA, Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,712,697
840		Pine Island Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 5.30%, 11/01/10	No Opt. Call	846,493
5,245		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	5,322,888
3,105		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,305,831
5,605		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	05/13 @ 101	5,967,531
				43,016,368
		Georgia—1.6%
2,500		Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St.
		Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,679,000
2,350		Richmond Cnty. Dev. Auth., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., 5.75%,
		11/01/27, AMT	11/13 @ 100	2,482,822
				5,161,822
		Illinois—12.5%
2,155	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,227,451
		Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina Impvts. RB,
5,000		Ser. A, 5.00%, 1/01/21, AMBAC	01/16 @ 100	5,312,700
7,000		Ser. A, 5.00%, 1/01/22, AMBAC	01/16 @ 100	7,421,960
4,800		Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,052,432
		Fin. Auth., Univ. & Coll. Impvts. RB,
5,000		DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,269,100
2,725		MJH Ed. Asst. Living Proj., Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,815,960

BlackRock Municipal 2020 Term Trust (BKK) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Illinois—(cont'd)
$ 3,250		MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	$3,469,635
1,075		MJH Ed. Asst. Living Proj., Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,094,372
13,455		Met. Pier & Expo. Auth., Misc. Taxes RB, McCormick Place Expansion Proj., Ser. A, Zero
		Coupon, 6/15/22, MBIA	No Opt. Call	7,034,543
				39,698,153
		Indiana—4.9%
10,000		Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17,
		AMT	No Opt. Call	10,595,500
4,975		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,019,675
				15,615,175
		Kansas—1.1%
6,440		Wyandotte Cnty.-Kansas City Unified Gov't., Recreational Fac. Impvts. Sales Tax RB, Intl.
		Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,454,287
		Kentucky—0.6%
2,000		Hsg. Corp., St. Sngl. Hsg. Local or Gtd. Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	07/16 @ 100	2,005,840
		Louisiana—0.7%
2,000		Desoto Parish, Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27,
		AMT	11/13 @ 100	2,142,220
		Maryland—5.5%
		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj.,
3,000		6.625%, 7/01/25	07/07 @ 102	3,074,790
5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,289,468
8,500		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Medstar Hlth., Inc.
		Proj., 5.375%, 8/15/24	08/14 @ 100	9,044,170
				17,408,428
		Massachusetts—1.5%
4,500		Dev. Fin. Agcy., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14, AMT	No Opt. Call	4,773,915
		Minnesota—0.4%
1,250		Higher Ed. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of St. Thomas Proj., Ser. 5,
		5.00%, 10/01/24	10/14 @ 100	1,302,350
		Mississippi—1.0%
3,000		Warren Cnty., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27,
		AMT	11/13 @ 100	3,178,350
		Missouri—3.5%
5,000		Dev. Fin. Brd., Econ. Impvts. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,303,150
5,500		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, BJC Hlth. Sys. Proj., Ser. A,
		5.00%, 5/15/20	05/15 @ 100	5,799,970
				11,103,120
		Multi-State—7.4%
		Charter Mac Equity Issuer Trust,
1,000	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,081,330
2,500	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,793,350
4,000	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,340,360
2,500	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,702,150
		Munimae TE Bond Subsidiary LLC,
5,000	[3,4]	Ser. C1, 5.80%	09/14 @ 100	5,189,000
5,000	[3,4]	Ser. C2, 5.80%	09/19 @ 100	5,360,450
2,000	[3,4]	Ser. D, 5.90%	09/15 @ 101	2,112,840
				23,579,480
		Nevada—2.2%
5,000		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/20	05/16 @ 100	5,234,700
1,765		Henderson Local Impvt. Dists. No. T-18, Pub. Impvts. SA, 5.15%, 9/01/21	09/07 @ 103	1,802,436
				7,037,136
		New Hampshire—4.9%
10,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	10,197,200
5,000		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elliot Hosp. Proj., Ser. B,
		5.60%, 10/01/22	10/13 @ 100	5,364,150
				15,561,350

BlackRock Municipal 2020 Term Trust (BKK) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		New Jersey—11.7%
		Econ. Dev. Auth.,
$ 11,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	$12,098,690
7,500		Econ. Impvts. Elec., Pwr. & Lt. RB, New Jersey Metromall Urban Renewal Proj., 6.50%,
		4/01/31, AMT	No Opt. Call	8,961,750
1,000		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,023,190
5,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	5,355,500
1,500		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 9.00%, 6/01/33, AMT	06/13 @ 101	1,832,310
4,000		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cap. Hlth. Sys., Inc. Proj.,
		Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,296,600
		Middlesex Cnty. Impvt. Auth.,
2,500		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.125%,
		1/01/25	01/15 @ 100	2,585,975
1,000		Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,041,220
				37,195,235
		New York—8.5%
8,500		Energy Research & Dev. Auth., Natural Gas RB, Brooklyn Union Gas Co. Proj., Ser. A,
		4.70%, 2/01/24, FGIC, AMT	02/16 @ 100	8,672,720
		New York City Indl. Dev. Agcy.,
5,635		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%,
		8/01/25, AMT	08/16 @ 101	6,791,865
5,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%,
		8/01/31, AMT	08/16 @ 101	6,057,700
5,000		Tobacco Settlement Fing. Auth., Hsg. Tobacco Settlement Funded RB, Ser. B1-C, 5.50%,
		6/01/20	06/13 @ 100	5,420,350
				26,942,635
		Ohio—4.9%
		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Fndtn. Proj.,
3,000		6.00%, 1/01/19	07/13 @ 100	3,328,830
10,000		6.00%, 1/01/20	07/13 @ 100	11,096,100
1,100		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,161,479
				15,586,409
		Oklahoma—1.2%
3,350		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A,
		7.75%, 6/01/35, AMT	No Opt. Call	3,966,903
		Pennsylvania—6.1%
6,680		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,053,746
10,000	[2]	Lancaster Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Lancaster Gen.
		Hosp. Proj., 5.75%, 9/15/13	N/A	11,131,500
1,275		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh
		Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,342,371
				19,527,617
		Puerto Rico—4.8%
3,300		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	3,586,902
10,900		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,559,450
				15,146,352
		Rhode Island—1.5%
4,500	[2]	Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.875%, 9/15/08	N/A	4,633,110
		Tennessee—3.4%
10,000		Energy Acquisition Corp., Natural Gas Util. Impvts. RB, Ser. A, 5.25%, 9/01/20	No Opt. Call	10,982,100
		Texas—5.9%
1,100		Brazos River Auth., Elec., Pwr. & Lt. RB, TXU Energy Co. LLC Proj., Ser. A, 6.75%,
		4/01/38, AMT	No Opt. Call	1,193,731
3,500		Port Corpus Christi Indl. Dev. Corp., Indl. RB, Valero Energy Corp. Proj., Ser. C, 5.40%,
		4/01/18	04/08 @ 102	3,608,990
		Tpke. Auth., Hwy. Impvts. Tolls RB, Central Texas Tpke. Sys. Proj.,
7,990		Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	4,304,133
8,450		Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,960,008
		Weatherford Indpt. Sch. Dist., Cap. Apprec. Ad Valorem Ppty. Tax GO,
8,080	[2]	Zero Coupon, 2/15/11, PSF	N/A	3,411,619
2,905		Zero Coupon, 2/15/23, PSF	02/11 @ 50.236	1,231,923

BlackRock Municipal 2020 Term Trust (BKK) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Texas—(cont'd)
$ 2,905		Zero Coupon, 2/15/24, PSF	02/11 @ 47.435	$1,163,249
				18,873,653
		Trust Territories—1.3%
4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,996,680
		U.S. Virgin Islands—0.3%
1,000		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%,
		10/01/17	10/14 @ 100	1,070,430
		Virginia—7.5%
5,000		Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,384,400
10,000		Charles City Cnty. Econ. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj.,
		5.125%, 8/01/27, AMT	05/14 @ 100	10,004,900
7,500		Mecklenburg Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Dominion Recs., Inc. Proj.,
		6.50%, 10/15/17, AMT	10/12 @ 100	8,362,425
				23,751,725
		Washington—2.7%
		Washington,
4,630		Pub. Impvts. Sales Tax GO, Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,459,225
10,000		Recreational Fac. Impvts. GO, Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	6,079,200
				8,538,425
		Wisconsin—2.0%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Wheaton Franciscan Svcs. Proj.,
2,880		5.50%, 8/15/17	08/13 @ 100	3,067,142
3,190		5.50%, 8/15/18	08/13 @ 100	3,388,514
				6,455,656
		Total Long-Term Investments (cost $454,005,924)		486,462,066
		SHORT-TERM INVESTMENTS—1.0%
		Kentucky—0.8%
2,500	[5]	Pub. Energy Auth., Natural Gas Util. Impvts. RB, BP Corp. N.A., Inc. Proj., Ser. A, 3.81%,
		4/02/07, FRDD	N/A	2,500,000
		Texas—0.2%
100	[5]	Bell Cnty. Hlth. Fac. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Scott & White
		Mem. Hosp. Proj., 3.77%, 4/02/07, MBIA, FRDD	N/A	100,000
600	[5]	Harris Cnty. Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Children's
		Hosp. Proj., Ser. B-1, 3.80%, 4/02/07, MBIA, FRDD	N/A	600,000
				700,000
		Total Short-Term Investments (cost $3,200,000)		3,200,000
		Total Investments —153.9% (cost $457,205,9246)		$489,662,066
		Other assets in excess of liabilities —1.9%		6,159,826
		Preferred shares at redemption value, including dividends payable —(55.8)%		(177,679,389)
		Net Assets Applicable to Common Shareholders—100%		$318,142,503

________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 9.4% of its net assets, with a current market value of $29,803,611, in securities restricted as to resale.
[4]	The security is a perpetual bond and has no stated maturity date.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.
[6]	Cost for federal income tax purposes is $457,182,452. The net unrealized appreciation on a tax basis is $32,479,614, consisting of $32,489,187 gross unrealized appreciation and $9,573 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PSF	— Public School Fund Guaranteed
AMT	— Subject to Alternative Minimum Tax	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FRDD	— Floating Rate Daily Demand	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2020 Term Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007